Investments - Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Equity investments without readily determinable fair values
Opening balance	¥ 235,353		¥ 224,813
Additions	11,500		10,540
Disposal	(3,400)
Fair value change	7,791
Ending balance	251,244		235,353	¥ 224,813
Equity investments with readily determinable fair values
Opening balance	3,560		0
Addition			7,104
Fair value change	(1,264)		(3,534)
Foreign exchange adjustment	50
Ending balance	2,346		3,560	0
Equity method investments
Opening balance	22,103		3,146
Additions	26,658		33,735
Disposal			(381)
Reduction of capital			1,230
Share of losses of equity method investee	(15,015)	$ (2,057)	(12,723)	(17,223)
Impairment	(7,350)		(444)
Foreign exchange adjustment	295		(10)
Ending balance	26,691		22,103	3,146
Opening balance	261,016		227,959
Additions	38,158		51,379
Disposal	(3,400)		381
Reduction of capital			1,230
Impairment	(7,350)		(444)
Share of losses of equity method investee	(15,015)		(12,723)
Fair value change	6,527		(3,534)
Foreign exchange adjustment	345		(10)
Ending balance	¥ 280,281	$ 38,398	¥ 261,016	¥ 227,959